Common Stock (Details Narrative) - $ / shares	1 Months Ended	9 Months Ended
	May 20, 2020	May 31, 2021	Jul. 12, 2021	Jun. 17, 2021	Aug. 31, 2020	Sep. 30, 2019	Aug. 31, 2019	Sep. 25, 2007	Aug. 22, 2007
Reverse stock split, description		Company affected a reverse split as of September 30, 2019, which had the effect of reducing the number of outstanding shares from 187,864,600 to 12,524,307.
Common stock, shares issued		78,733,317			27,082,419		12,524,307	1,000,000
Common stock, shares outstanding		78,733,317			27,082,419	12,524,307	12,524,307	1,000,000
Common stock, par or stated value per share (in dollars per share)		$ 0.001			$ 0.001		$ 0.001		$ 0.0001
Common stock, shares authorized		500,000,000			500,000,000		290,000,000		300,000,000
Pinnacle Consulting Services
Shares Issued for Services, Shares	1,100,000
Tabular Investments
Shares Issued for Services, Shares	1,000,000
Subsequent Event [Member]
Common stock, shares issued			78,733,317
Common stock, shares outstanding			78,733,317
Common stock, par or stated value per share (in dollars per share)				$ 0.001
Common stock, shares authorized				500,000,000